Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

26          Commitments and contingencies

(a)         Operating lease commitments

The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are two years or less. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total office rental expenses under all operating leases were US$3,024, US$1,862 and US$2,737 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, future minimum payments under non-cancellable operating leases for office rental consist of the following:

2019	1,763
2020	1,099
2021	558
3,420

(b)          Purchase commitments

As of December 31, 2017 and 2018, no purchase commitments were related to the purchase of space for its online marketing services.

(c)          Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2017 and 2018, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.